BORROWINGS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
BORROWINGS
Borrowings from banks	$ 6,547,293	$ 4,353,919	$ 6,357,405
Banks
BORROWINGS
Borrowings from banks	$ 6,547,293	$ 4,353,919	$ 6,357,405